FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year
Acquired (note 3)	(146.7)
Recorded in income	(14.8)
Recorded in regulatory assets	(5.9)
Transfers out of Level 3	7.3
Purchases	6.4
Settlements	(3.1)
Foreign exchange translation	(6.4)
Balance, end of year	(163.2)
Natural Gas [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year
Acquired (note 3)	(136.1)
Recorded in income	(8.3)
Recorded in regulatory assets	(5.9)
Transfers out of Level 3	7.3
Purchases
Settlements	0.3
Foreign exchange translation	(5.8)
Balance, end of year	(148.5)
Electricity [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year
Acquired (note 3)	(10.6)
Recorded in income	(6.5)
Recorded in regulatory assets
Transfers out of Level 3
Purchases	6.4
Settlements	(3.4)
Foreign exchange translation	(0.6)
Balance, end of year	$ (14.7)